Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consisted of the following:

	As of
	June 30, 2025	December 31, 2024

Accounts receivables	19,244	11,238
Allowances for credit losses	(312)	(312)
Accounts receivables, net	18,932	10,926